(Loss)/ Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings/(Loss) Per Share [Abstarct]
Schedule of Basic and Diluted Net (Loss)/Earnings Per Share

The following table sets forth the basic and diluted net (loss)/earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended
	June 30,
	2025	2024	2023
Numerator:
Net (loss)/income attributable to Big Tree Cloud Holdings Limited	(32,530,121)	640,485	279,565
Numerator for basic and diluted (loss)/earnings per share calculation	(32,530,121)	640,485	279,565

Denominator:
Weighted average number of ordinary shares – basic and diluted	81,308,523	51,980,418	50,000,000
Denominator for basic and diluted (loss)/earnings per share calculation	81,308,523	51,980,418	50,000,000

(Loss)/earnings per ordinary share
– Basic and diluted	(0.4001)	0.0123	0.0056